Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Employee future benefit plan expense	$ (21)	$ (20)
Investment income	24,534	36,885
Mark to market and foreign exchange gain (loss) on financial assets	1,743	(14,788)
Foreign exchange gain (loss)	427	(3,144)
Government recoveries	700	0
Finance income and other	27,383	18,933
Finance expense	$ (1,905)	$ (2,146)